Investments in infrastructure projects	12 Months Ended
Dec. 31, 2024
Investment in infrastructure projects [Abstract]
Disclosure of the investment in infrastructure projects [Text Block]
3.3 INVESTMENTS IN INFRASTRUCTURE PROJECTS
3.3.1 Intangible asset model

(Million euro)	BALANCE AT 01/01/2024	TOTAL ADDITIONS	FOREIGN EXCHANGE EFFECT	BALANCE AT 12/31/2024
Spanish toll roads	721	3	—	724
US toll roads	12,823	76	858	13,757
Other toll roads	4	—	—	4
Toll road investment	13,549	79	858	14,485
Accumulated depreciation	(834)	(209)	(46)	(1,089)
Net investment in toll roads	12,715	(130)	812	13,396
Investment in other infrastructure projects	650	—	—	650
Depreciation of other infrastructure projects	(34)	(24)	—	(58)
Total net investment in other infrastructure projects	616	(24)	—	592
TOTAL INVESTMENT	14,199	79	858	15,135
TOTAL DEPRECIATION AND PROVISION	(867)	(233)	(46)	(1,146)
TOTAL NET INVESTMENT	13,333	(154)	812	13,989

(Million euro)	BALANCE AT 01/01/2023	TOTAL ADDITIONS	TOTAL DISPOSALS	FOREIGN EXCHANGE EFFECT	CONSOLIDATION SCOPE CHANGES AND TRANSFERS	BALANCE AT 12/31/2023
Spanish toll roads	714	7	—	—	—	721
US toll roads	12,547	670	(1)	(393)	—	12,823
Other toll roads	391	—	—	—	(387)	4
Toll road investment	13,653	677	(1)	(393)	(387)	13,549
Accumulated depreciation/amortization	(781)	(201)	—	16	132	(834)
Net investment in toll roads	12,872	476	(1)	(377)	(255)	12,715
Investment in other infrastructure projects	632	18	—	—	—	650
Depreciation/amortization of other infrastructure projects	—	(34)	—	—	—	(34)
Total net investment in other infrastructure projects	632	(16)	—	—	—	616
TOTAL INVESTMENT	14,285	695	(1)	(393)	(387)	14,199
TOTAL DEPRECIATION/AMORTIZATION AND PROVISION	(781)	(235)	—	17	132	(867)
TOTAL NET INVESTMENT	13,504	460	(1)	(376)	(255)	13,333
The most significant changes in 2024 and 2023 were as follows:
◦Toll road additions amounted to a gross EUR 79 million in 2024, mainly related to the North Tarrant Express Extension. These additions reached EUR 677 million in 2023, highlighting the I-66 Express Mobility Partners LLC (EUR 489 million) and the North Tarrant Express Extension (EUR 178 million).
◦Exchange rate fluctuations resulted in a total change of EUR 812 million in 2024 (EUR -376 million in 2023), fully attributed to the appreciation of the US dollar against the euro on the US toll roads (Note 1.4).
◦At December 31, 2024 there were no impact on "consolidation scope changes and transfers", whereas at December 31, 2023, the effect related to the Euroscut Azores toll road divestment (EUR -255 million).
The caption of US toll roads includes the intangible asset related to I-66 Express Mobility Partners, among others, amounting to EUR 6,190 million (EUR 5,925 million in 2023). Investments in other infrastructure projects include the intangible asset of Dalaman airport, amounting to EUR 592 million (EUR 617 million in 2023).
All the concession assets of infrastructure project companies are pledged to secure borrowings (Note 5.2). The capitalization of borrowing costs eligible for capitalization in 2024 and 2023 are described in Note 1.3.3.2 and Note 2.5.
3.3.2 Financial assets from financial asset model concessions
They mainly relate to long-term receivables (more than twelve months) from public administrations in return for services rendered or investments made under concession arrangements, as a result of applying IFRIC 12 financial asset model. Movements during 2024 and 2023 are set out below:

(Million euro)	INFRASTRUCTURE PROJECT RECEIVABLES 2024	INFRASTRUCTURE PROJECT RECEIVABLES 2023
OPENING BALANCE	162	163
Additions	6	9
Disposals	(14)	(12)
Foreign exchange effect	3	2
YEAR-END BALANCE	158	162
Note: Balances net of provisions
The following tables show financial assets by concession operator for 2024 and 2023:

	BALANCES AT 12/31/2024
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	49	3	52
Depusa Aragón	21	1	22
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	81	4	85
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	158	4	162

	BALANCES AT 12/31/2023
CONCESSION OPERATOR (Million euro)	LONG-TERM RECEIVABLES	SHORT-TERM RECEIVABLES	TOTAL
Concesionaria de Prisiones Lledoners	52	3	55
Depusa Aragón	22	1	23
Budimex Parking Wrocław	11	—	11
CONSTRUCTION	85	4	89
UK Waste Treatment (Thalia)	77	—	77
UK WASTE TREATMENT	77	—	77
GROUP TOTAL	162	4	166
3.3.3 Cash flow effect
The cash flow effect of project additions primarily accounted for using the intangible asset model amounted to EUR -132 million in 2024 (EUR -248 million in 2023), which differed from the additions recognized in the balance sheet for the following main reasons:
•For projects in which the intangible asset model is applied, due to differences between the accrual basis and cash basis of accounting, as well as capitalized financial costs attributable to projects under construction, which do not give rise to cash outflows.
•For projects in which the financial asset model is applied, due to increases in receivables as a balancing entry for revenue from services rendered, which also do not give rise to cash inflows.